CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 4,048,767	$ 2,871,438
Unrealized gains on securities:
Unrealized holding gains arising during the period	3,022,776	1,872,162
Plus reclassification adjustment for losses included in net income	0	4,596
Total Unrealized gains on securities	3,022,776	1,876,758
Unrealized holding gains (losses) on loans held for sale	(36,365)	27,814
Non-credit related impairment loss on investment securities	0	(179,101)
Income tax benefit (expense)	(1,077,379)	(466,900)
Other comprehensive income	1,971,031	1,138,811
Comprehensive income	$ 6,019,798	$ 4,010,249